CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

Supplemental disclosures:

	July 31,
	2012	2011	2010
Interest paid, net of capitalized interest of $4,056 (2012),
$44,108 (2011) and $569 (2010)	$541,301	$658,004	$723,623
Income taxes paid	$259,061	$333,380	$864,174